INCOME TAXES - Disclosure of composition of deferred taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deferred Taxes As Of Statement Of Financial Position [Line Items]
Balance at beginning year	$ (4,274)	$ (3,108)	$ (793)
Recognized in income statement	5,399	1,640	294
Deferred taxes created in acquisition of subsidiary	(4,068)	(3,142)	(2,626)
Recognized in translation currency difference reserve	(101)	336	17
Balance at end of year	(3,044)	(4,274)	(3,108)
Intangible assets
Disclosure Of Deferred Taxes As Of Statement Of Financial Position [Line Items]
Balance at beginning year	(5,923)	(4,104)	(1,074)
Recognized in income statement	155	987	(421)
Deferred taxes created in acquisition of subsidiary	(4,068)	(3,142)	(2,626)
Recognized in translation currency difference reserve	(101)	336	17
Balance at end of year	(9,937)	(5,923)	(4,104)
Provisions for employee rights
Disclosure Of Deferred Taxes As Of Statement Of Financial Position [Line Items]
Balance at beginning year	689	579	44
Recognized in income statement	71	110	535
Deferred taxes created in acquisition of subsidiary	0	0	0
Recognized in translation currency difference reserve	0	0	0
Balance at end of year	760	689	579
Other
Disclosure Of Deferred Taxes As Of Statement Of Financial Position [Line Items]
Balance at beginning year	0	0	44
Recognized in income statement	0	0	(44)
Deferred taxes created in acquisition of subsidiary	0	0	0
Recognized in translation currency difference reserve	0	0	0
Balance at end of year	0	0	0
Losses for tax purposes
Disclosure Of Deferred Taxes As Of Statement Of Financial Position [Line Items]
Balance at beginning year	960	417	193
Recognized in income statement	5,173	543	224
Deferred taxes created in acquisition of subsidiary	0	0	0
Recognized in translation currency difference reserve	0	0	0
Balance at end of year	$ 6,133	$ 960	$ 417